Short-Term Investments (Details) - Schedule of short-term investments - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of short-term investments [Abstract]
Wealth management products	$ 8,053,774	$ 4,597,701
Structured deposits	29,427,253
Add: Accrued interest receivable	189,664	83,142
Total short-term investments	$ 37,670,691	$ 4,680,843